CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,833,054)	$ (899,378)	$ (8,681,915)	$ (8,173,389)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Provision for doubtful accounts, net of recoveries	6,642	167,496	385,597	435,838
Depreciation and amortization expense	155,267	164,658	645,742	351,396
Loss on disposal of assets			6,938	476,745
Deferred income taxes			40,188	(127,736)
Stock-based compensation expense	223,566	247,717	1,106,454	1,103,976
Gain on deconsolidation of variable interest entity			(242,411)	0
Loss on debt extinguishment			0	266,366
Amortization of deferred financing costs	53,667	37,926	44,806	94,912
Write-off of capitalized offering costs			0	513,646
Amortization adjustment to debt discount			0	(29,984)
Change in fair value of warrant and conversion feature liability	0	(822,222)	(1,633,333)	408,692
Impairment of goodwill and intangible assets			68,311	207,285
Changes in assets and liabilities:
Accounts receivable	76,212	(774,087)	(2,780,122)	(27,195)
Other receivables	(342,063)	265,980	113,303	283,704
Due from affiliates	18,314	453	2,191	15,892
Prepaid expenses and other current assets	(13,564)	(215,182)	(10,158)	(92,182)
Restricted cash	19,941	0
Deferred financing costs			0	(43,330)
Other assets	3,379	2,762	(8,916)	3,181
Accounts payable and accrued liabilities	8,329,610	(317,451)	3,653,211	1,024,991
Deferred rent liability	(31,956)	33,584	53,514	57,907
Medical liabilities	17,949,904	(158,668)	(902,478)	1,410,160
Net cash provided by (used in) operating activities	22,615,865	(2,266,412)	(8,139,078)	(1,839,125)
Cash flows from investing activities:
Change in restricted cash			(235,058)	0
Proceeds from sale of ACC assets			0	15,000
Decrease in cash and cash equivalents resulting from deconsolidation of variable interest entities			(858,670)	0
Property and equipment acquired	(36,081)	(163,511)	(297,561)	(262,108)
Net cash used in investing activities	(36,081)	(163,511)	(1,391,289)	(247,108)
Cash flows from financing activities:
Proceeds from issuance of convertible note payable			4,990,000	0
Proceeds from issuance of note payable - related party			5,000,000	0
Repayments on convertible notes			0	(470,000)
Proceeds from notes payable			400,000	100,000
Principal payments on notes payable			(400,000)	(6,527,500)
Proceeds from line of credit			112,500	0
Principal Repayments on lines of credit	(37,500)	(12,500)	(150,000)	(1,006,000)
Distributions to non-controlling interest shareholder	0	(450,000)	(1,200,000)	(702,642)
Proceeds from the exercise of warrants and vested restricted stock	0	132,002	172,068	0
Proceeds from issuance of common stock			0	200,000
Payment to noncontrolling interest for equity interest			0	(251,852)
Net cash used in provided by financing activities	(37,500)	(330,498)	8,924,568	6,342,001
Net increase (decrease) in cash and cash equivalents	22,542,284	(2,760,421)	(605,799)	4,255,768
Cash and cash equivalents, beginning of period	8,664,211	9,270,010	9,270,010	5,014,242
Cash and cash equivalents, end of period	31,206,495	6,509,589	8,664,211	9,270,010
SUPPLEMENTARY DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	584	7,142	23,532	521,341
Income taxes paid	$ 17,591	$ 16,400	30,902	176,587
NON-CASH FINANCING ACTIVITIES:
Issuance of common stock on conversion of 8% warrants and notes			0	3,060,000
Issuance of common stock in connection with conversion of 9% notes payable and accrued interest			0	553,851
Change in noncontrolling interest ownership			0	338,032
Tenant improvement allowance			0	659,360
Note receivable related to sale of ACC asset			0	51,000
Convertible debt reclassified to accounts payable			0	100,000
Common stock issued for acquisition of intangible assets			0	1,312,500
Reclassification of derivative liability to equity			1,177,778	0
Relative fair value of warrant included in debt discount			6,880	0
Reclassification of mezzanine equity to permanent equity			7,077,778	0
Reclassification of noncontrolling interest to due to acquisition of BAHA noncontrolling interest			183,408	0
Warrants issuable for debt guarantee			161,000	0
Series A Preferred Stock [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss				0
Cash flows from financing activities:
Proceeds from the issuance of preferred stock and warrants			0	10,000,000
NON-CASH FINANCING ACTIVITIES:
Issuance of common stock in connection with conversion of 9% notes payable and accrued interest				0
Series B Preferred Stock [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			0	0
Cash flows from financing activities:
Proceeds from the issuance of preferred stock and warrants			$ 0	4,999,995
NON-CASH FINANCING ACTIVITIES:
Issuance of common stock in connection with conversion of 9% notes payable and accrued interest				$ 0